Investment Portfolioas of October 31, 2023 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 40.1%
Communication Services 2.9%
Amazon.com, Inc., 2.5%, 6/3/2050	368,000	203,519
AT&T, Inc.:
2.25%, 2/1/2032	163,000	120,455
3.65%, 6/1/2051	216,000	132,943
5.4%, 2/15/2034	1,700,000	1,562,010
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	3,000,000	2,762,090
Charter Communications Operating LLC:
3.5%, 3/1/2042	188,000	111,025
3.7%, 4/1/2051	73,000	40,020
Comcast Corp., 5.5%, 5/15/2064	250,000	213,173
Discovery Communications LLC, 4.0%, 9/15/2055	134,000	76,966
Expedia Group, Inc., 3.25%, 2/15/2030	750,000	621,083
Meituan, 144A, 2.125%, 10/28/2025	321,000	295,922
Meta Platforms, Inc.:
4.45%, 8/15/2052	181,000	136,847
4.95%, 5/15/2033	540,000	506,213
T-Mobile U.S.A., Inc.:
3.0%, 2/15/2041	160,000	100,992
3.3%, 2/15/2051	85,000	49,950
4.8%, 7/15/2028	510,000	485,244
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	70,724
2.85%, 9/3/2041	150,000	92,641
3.7%, 3/22/2061	132,000	80,504
		7,662,321
Consumer Discretionary 2.2%
Dollar General Corp., 5.45%, 7/5/2033 (b)	400,000	365,279
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	960,000	860,482
3.375%, 11/13/2025	1,094,000	1,020,924
General Motors Co., 5.6%, 10/15/2032 (b)	1,200,000	1,095,763
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	204,000	151,897
4.35%, 4/9/2025	192,000	186,680
5.4%, 4/6/2026	490,000	479,540
6.05%, 10/10/2025	312,000	310,717
Lowe's Companies, Inc.:
2.8%, 9/15/2041	198,000	120,265
3.0%, 10/15/2050	182,000	100,032
McDonald's Corp., 5.45%, 8/14/2053	420,000	370,234
Mercedes-Benz Finance North America LLC, 144A, 5.05%, 8/3/2033	350,000	320,972
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	246,000	182,219
5.141%, 3/15/2052	240,000	169,828
		5,734,832

Consumer Staples 2.7%
Altria Group, Inc., 2.45%, 2/4/2032	103,000	75,164
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	353,000	293,970
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	223,000	180,052
4.439%, 10/6/2048	750,000	580,326
Hershey Co., 4.5%, 5/4/2033	610,000	560,536
J M Smucker Co.:
5.9%, 11/15/2028	430,000	426,607
6.5%, 11/15/2043	380,000	360,634
6.5%, 11/15/2053	220,000	207,432
JBS USA LUX SA, 144A, 6.75%, 3/15/2034	630,000	590,360
Kenvue, Inc.:
4.9%, 3/22/2033	370,000	346,705
5.05%, 3/22/2053	108,000	92,793
Mars, Inc.:
144A, 4.55%, 4/20/2028	520,000	499,692
144A, 4.75%, 4/20/2033	830,000	761,965
Philip Morris International, Inc.:
5.125%, 2/15/2030	642,000	604,803
5.625%, 11/17/2029	252,000	246,607
5.75%, 11/17/2032	186,000	177,704
Viterra Finance BV, 144A, 5.25%, 4/21/2032	750,000	671,975
Walmart, Inc., 4.5%, 4/15/2053	420,000	341,024
		7,018,349
Energy 3.4%
BP Capital Markets PLC, 4.375%, Perpetual (c)	921,000	874,387
Cheniere Energy Partners LP, 144A, 5.95%, 6/30/2033	450,000	420,831
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	320,000	319,530
Columbia Pipelines Operating Co. LLC, 144A, 6.497%, 8/15/2043	200,000	185,931
ConocoPhillips Co., 5.55%, 3/15/2054	310,000	277,100
Energy Transfer LP:
5.0%, 5/15/2050	848,000	635,819
6.55%, 12/1/2033	430,000	424,328
Enterprise Products Operating LLC, 5.35%, 1/31/2033	475,000	452,747
Exxon Mobil Corp., 2.44%, 8/16/2029	523,000	446,640
MPLX LP, 5.0%, 3/1/2033	350,000	309,936
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,500,000	1,665,690
Targa Resources Corp., 6.5%, 2/15/2053	360,000	328,236
Targa Resources Partners LP, 6.5%, 7/15/2027	1,350,000	1,334,205
TransCanada PipeLines Ltd., 2.5%, 10/12/2031	325,000	245,161
Western Midstream Operating LP:
5.3%, 3/1/2048	380,000	283,880
5.45%, 4/1/2044	400,000	307,849
Williams Companies, Inc., 4.65%, 8/15/2032	576,000	507,528
		9,019,798
Financials 13.4%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	232,000	208,620
Air Lease Corp., Series C, 4.125%, Perpetual (c)	2,000,000	1,439,186
Aircastle Ltd., 144A, 6.5%, 7/18/2028	680,000	654,921
American Express Co.:
5.043%, 5/1/2034	500,000	448,856
5.282%, 7/27/2029	855,000	820,719

Bank of America Corp.:
1.922%, 10/24/2031	286,000	210,906
2.972%, 7/21/2052	154,000	88,336
3.824%, 1/20/2028	210,000	193,802
5.202%, 4/25/2029	1,060,000	1,007,810
90-day average SOFR + 1.032%, 6.401% (d), 2/5/2026	347,000	346,788
Bank of New York Mellon Corp.:
Series H, 3.7%, Perpetual (c)	381,000	327,757
Series I, 3.75%, Perpetual (c)	729,000	564,250
Barclays PLC, 6.49%, 9/13/2029	470,000	458,211
Blackstone Holdings Finance Co. LLC, 144A, 2.0%, 1/30/2032	372,000	262,962
Capital One Financial Corp.:
2.359%, 7/29/2032	462,000	304,753
7.149%, 10/29/2027 (e)	730,000	730,109
7.624%, 10/30/2031 (e)	450,000	449,782
Charles Schwab Corp.:
5.853%, 5/19/2034	735,000	674,123
6.136%, 8/24/2034	840,000	786,746
Citigroup, Inc.:
3.057%, 1/25/2033	283,000	217,884
6.27%, 11/17/2033	800,000	776,767
7.625%, Perpetual (c)	1,200,000	1,155,532
Corebridge Financial, Inc., 144A, 6.05%, 9/15/2033	580,000	544,443
Enstar Finance LLC, 5.5%, 1/15/2042	1,200,000	956,503
Huntington Bancshares, Inc., 6.208%, 8/21/2029	1,500,000	1,441,937
JPMorgan Chase & Co.:
2.739%, 10/15/2030	270,000	221,822
3.328%, 4/22/2052	137,000	83,997
3.782%, 2/1/2028	401,000	372,049
6.254%, 10/23/2034	900,000	887,869
SOFR + 1.18%, 6.522% (d), 2/24/2028	522,000	518,561
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	950,000	843,393
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	211,445
Mitsubishi UFJ Financial Group, Inc., 5.441%, 2/22/2034	612,000	570,374
Morgan Stanley:
2.484%, 9/16/2036	322,000	227,788
2.943%, 1/21/2033	260,000	199,524
5.25%, 4/21/2034	800,000	720,808
5.424%, 7/21/2034	420,000	383,326
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	250,000	191,955
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	1,535,000	1,413,720
PNC Financial Services Group, Inc.:
Series T, 3.4%, Perpetual (c)	780,000	561,242
5.068%, 1/24/2034	306,000	269,263
Series W, 6.25%, Perpetual (c)	1,809,000	1,488,808
Royal Bank of Canada:
4.95%, 4/25/2025	940,000	925,964
5.0%, 2/1/2033	675,000	610,277
Societe Generale SA, 144A, 9.375%, Perpetual (c)	840,000	810,914
State Street Corp., 4.164%, 8/4/2033	576,000	487,907
Synchrony Bank, 5.4%, 8/22/2025	260,000	248,299
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026 (b)	273,000	253,216
1.992%, 1/27/2032	348,000	255,296
2.615%, 4/22/2032	1,030,000	784,756
Series T, 3.8%, Perpetual (c)	700,000	547,046
Series W, 7.5%, Perpetual (c)	600,000	588,452
Toronto-Dominion Bank, 5.156%, 1/10/2028	1,768,000	1,704,495

Truist Financial Corp., 5.122%, 1/26/2034	348,000	298,591
U.S. Bancorp.:
4.839%, 2/1/2034	522,000	446,023
5.775%, 6/12/2029	1,500,000	1,442,342
UBS AG, 5.65%, 9/11/2028	400,000	391,448
UBS Group AG, 144A, 4.375%, Perpetual (c)	301,000	208,970
Wells Fargo & Co.:
2.393%, 6/2/2028	344,000	299,854
3.068%, 4/30/2041	132,000	84,348
6.491%, 10/23/2034	760,000	746,777
		35,372,622
Health Care 2.4%
Amgen, Inc.:
2.8%, 8/15/2041	79,000	48,867
3.0%, 1/15/2052	171,000	97,152
5.25%, 3/2/2033	360,000	335,737
5.65%, 3/2/2053	318,000	279,685
Bristol-Myers Squibb Co.:
3.7%, 3/15/2052	288,000	193,338
6.25%, 11/15/2053 (e)	390,000	385,952
6.4%, 11/15/2063 (e)	180,000	178,331
Centene Corp., 2.625%, 8/1/2031	660,000	495,660
CVS Health Corp.:
1.75%, 8/21/2030	270,000	204,030
2.7%, 8/21/2040	63,000	38,150
5.05%, 3/25/2048	132,000	103,763
Elevance Health, Inc., 6.1%, 10/15/2052	108,000	102,120
Eli Lilly & Co., 4.875%, 2/27/2053	342,000	296,403
Gilead Sciences, Inc., 2.8%, 10/1/2050	102,000	57,528
HCA, Inc.:
4.125%, 6/15/2029	308,000	273,372
5.25%, 6/15/2049	108,000	83,015
5.5%, 6/15/2047	130,000	104,722
Johnson & Johnson, 2.25%, 9/1/2050	120,000	64,508
Merck & Co., Inc., 5.0%, 5/17/2053	230,000	196,411
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	780,000	716,822
Quest Diagnostics, Inc., 6.4%, 11/30/2033 (e)	410,000	408,766
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,625,000	1,475,400
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	114,000	65,766
3.25%, 5/15/2051	132,000	81,084
		6,286,582
Industrials 2.6%
Boeing Co.:
2.196%, 2/4/2026	703,000	645,938
5.805%, 5/1/2050	480,000	413,232
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	410,000	354,024
Global Payments, Inc., 5.95%, 8/15/2052	445,000	375,690
Lockheed Martin Corp., 3.9%, 6/15/2032	534,000	467,417
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	301,500	297,845
Otis Worldwide Corp., 5.25%, 8/16/2028	530,000	515,540
Penske Truck Leasing Co. LP, 144A, 6.05%, 8/1/2028	920,000	902,600
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	828,000	822,760
Republic Services, Inc., 5.0%, 4/1/2034	306,000	280,680
RTX Corp., 5.375%, 2/27/2053	350,000	296,684
Ryder System, Inc., 6.6%, 12/1/2033 (e)	570,000	565,765

Union Pacific Corp.:
2.95%, 3/10/2052	172,000	99,366
4.95%, 5/15/2053	360,000	303,514
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	492,000	473,394
		6,814,449
Information Technology 2.5%
Apple, Inc.:
2.375%, 2/8/2041	672,000	428,753
2.7%, 8/5/2051	502,000	290,313
Broadcom, Inc.:
144A, 3.137%, 11/15/2035	378,000	266,640
144A, 4.15%, 4/15/2032	1,000,000	846,112
Concentrix Corp., 6.6%, 8/2/2028	770,000	739,239
Dell International LLC, 4.9%, 10/1/2026	599,000	583,012
HP, Inc., 5.5%, 1/15/2033	900,000	826,248
Intuit, Inc., 5.5%, 9/15/2053	200,000	181,940
Marvell Technology, Inc.:
2.95%, 4/15/2031	580,000	457,860
5.95%, 9/15/2033	270,000	256,448
Microsoft Corp.:
2.525%, 6/1/2050	120,000	68,691
2.921%, 3/17/2052	465,000	287,049
MSCI, Inc., 144A, 3.625%, 9/1/2030	300,000	248,244
NXP BV, 2.5%, 5/11/2031	270,000	206,191
Oracle Corp.:
3.6%, 4/1/2050	25,000	15,319
3.65%, 3/25/2041	236,000	160,707
6.9%, 11/9/2052	233,000	229,599
Salesforce, Inc., 2.9%, 7/15/2051	660,000	388,165
		6,480,530
Materials 2.4%
Braskem Netherlands Finance BV:
144A, 7.25%, 2/13/2033	1,440,000	1,243,548
144A, 8.5%, 1/12/2031	540,000	505,548
Celanese U.S. Holdings LLC, 6.35%, 11/15/2028	450,000	439,347
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	750,000	696,671
Glencore Funding LLC, 144A, 6.375%, 10/6/2030	750,000	734,770
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,370,000	2,304,825
Newcrest Finance Pty. Ltd., 144A, 3.25%, 5/13/2030	615,000	515,973
		6,440,682
Real Estate 0.3%
Boston Properties LP:
(REIT), 2.55%, 4/1/2032	186,000	129,033
(REIT), 6.75%, 12/1/2027	378,000	371,998
Kimco Realty OP LLC, (REIT), 6.4%, 3/1/2034	310,000	304,318
		805,349
Utilities 5.3%
Commonwealth Edison Co., 4.9%, 2/1/2033 (b)	883,000	818,745
Constellation Energy Generation LLC, 6.5%, 10/1/2053	420,000	394,482
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	320,000	311,357

Duke Energy Corp.:
2.55%, 6/15/2031		498,000	383,912
3.25%, 1/15/2082		594,000	426,739
4.2%, 6/15/2049		72,000	49,513
Duke Energy Indiana LLC, 2.75%, 4/1/2050		288,000	154,734
Entergy Mississippi LLC, 5.0%, 9/1/2033		750,000	686,289
Eversource Energy, 5.125%, 5/15/2033		550,000	497,133
Jersey Central Power & Light Co., 144A, 2.75%, 3/1/2032		515,000	394,940
Nevada Power Co., 6.0%, 3/15/2054		410,000	376,868
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		750,000	681,914
144A, 4.25%, 7/15/2024		1,300,000	1,274,996
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,038,000	874,013
Ohio Edison Co., 144A, 5.5%, 1/15/2033		435,000	404,483
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		48,000	35,583
3.25%, 6/1/2031		174,000	135,078
5.45%, 6/15/2027		414,000	395,568
6.7%, 4/1/2053		650,000	575,732
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	2,526,000	2,574,938
Sempra, 5.5%, 8/1/2033		435,000	404,543
Sierra Pacific Power Co., 144A, 5.9%, 3/15/2054		240,000	216,468
Southern Co.:
Series 21-A, 3.75%, 9/15/2051		458,000	391,632
5.2%, 6/15/2033		600,000	551,506
Southern Power Co., Series F, 4.95%, 12/15/2046		201,000	153,610
Xcel Energy, Inc., 4.6%, 6/1/2032		860,000	760,243
			13,925,019
Total Corporate Bonds (Cost $116,903,775)			105,560,533

Mortgage-Backed Securities Pass-Throughs 18.7%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		2,518,029	2,185,178
4.5%, 12/1/2040		286,476	266,365
5.5%, with various maturities from 6/1/2039 until 5/1/2041		394,704	390,365
Federal National Mortgage Association:
3.0%, with various maturities from 1/1/2052 until 5/1/2052		10,803,406	8,732,270
3.5%, with various maturities from 11/1/2042 until 12/1/2046		2,804,999	2,415,418
4.5%, with various maturities from 11/1/2043 until 11/1/2053 (e)		10,170,850	9,086,877
5.0%, 11/1/2053 (e)		4,500,000	4,148,492
5.5%, with various maturities from 2/1/2031 until 2/1/2042		737,746	734,674
Government National Mortgage Association:
2.5%, 11/1/2053 (e)		8,100,000	6,435,158
4.5%, with various maturities from 7/15/2040 until 11/1/2053 (e)		7,134,138	6,441,873
5.0%, 11/1/2053 (e)		9,100,000	8,464,047
Total Mortgage-Backed Securities Pass-Throughs (Cost $51,883,305)			49,300,717

Asset-Backed 8.0%
Automobile Receivables 1.1%
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		750,000	735,770
Hertz Vehicle Financing III LLC:
“D”, Series 2022-3A, 144A, 6.31%, 3/25/2025		428,333	425,202
“C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		1,640,000	1,620,301
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		195,621	191,761
			2,973,034

Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	4,636	4,563
Miscellaneous 6.9%
AMSR Trust, “C”, Series 2021-SFR2, 144A, 1.877%, 8/17/2038	3,350,000	2,929,241
Apidos CLO XVIII, “C”, Series 2018-18A, 144A, 90-day average SOFR + 2.462%, 7.874% (d), 10/22/2030	1,250,000	1,224,058
CF Hippolyta Issuer LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	1,434,126	1,265,953
CIFC Funding Ltd., “D”, Series 2023-1A, 144A, 90-day average SOFR + 4.25%, 9.62% (d), 10/15/2037	1,500,000	1,500,120
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051	3,684,375	2,782,381
Dryden 64 CLO Ltd., “C”, Series 2018-64A, 144A, 90-day average SOFR + 2.012%, 7.407% (d), 4/18/2031	2,200,000	2,136,233
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	474,363
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.564% (d), 7/17/2034	1,000,000	964,010
Mosaic Solar Loan Trust:
“B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	274,554	264,658
“C”, Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	492,718
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	1,595,828
NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	955,686	860,171
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,186,667	1,678,501
		18,168,235
Total Asset-Backed (Cost $23,289,511)		21,145,832

Commercial Mortgage-Backed Securities 5.7%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.1%, 5/15/2035	2,000,000	1,740,001
“C”, Series 2018-20TS, 144A, 3.1%, 5/15/2035	1,500,000	1,260,000
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.647%, 6.982% (d), 9/15/2034	667,000	657,586
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	375,812
BX Commercial Mortgage Trust, “A”, Series 2020-VIV4, 144A, 2.843%, 3/9/2044	1,000,000	793,891
BX Trust, “A”, Series 2019-OC11, 144A, 3.202%, 12/9/2041	1,000,000	825,185
BXP Trust, “B”, Series 2021-601L, 144A, 2.775%, 1/15/2044	1,000,000	674,837
Citigroup Commercial Mortgage Trust, “F”, Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 9.199% (d), 10/15/2038	1,000,000	980,042
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.55% (d), 11/15/2037	982,991	967,574
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	431,060
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,250,000	892,793
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	839,252
“A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.591% (d), 6/15/2035	1,938,171	1,708,287
Morgan Stanley Capital I Trust, “A”, Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	924,422
MRCD Mortgage Trust:
“A”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	450,000	410,659
“B”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	136,030
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	636,087
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	758,510
Total Commercial Mortgage-Backed Securities (Cost $16,039,195)		15,012,028

Collateralized Mortgage Obligations 9.9%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	101,287	52,444

Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175%, 10/25/2048	2,263,693	1,747,944
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 4.169% (d), 2/25/2034	42,404	40,688
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 5.877% (d), 12/25/2035	59,585	57,956
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	117,891	105,974
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	192,218	50,379
Farm Mortgage Trust, “A”, Series 2021-1, 144A, 2.18%, 1/25/2051	1,509,707	1,124,800
Federal Home Loan Mortgage Corp.:
“P”, Series 4916, 3.0%, 9/25/2049	7,534,553	6,251,419
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	75,829	10,491
Flagstar Mortgage Trust:
“A1”, Series 2021-9INV, 144A, 2.5%, 9/25/2041	1,882,177	1,536,490
“A5”, Series 2021-5INV, 144A, 2.5%, 7/25/2051	2,895,064	2,393,929
“A2”, Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,553,055	2,717,394
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2019-DNA4, 144A, 30-day average SOFR + 2.064%, 7.385% (d), 10/25/2049	27,370	27,402
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.721% (d), 2/25/2042	1,000,000	1,001,871
Government National Mortgage Association:
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	891,949	22,638
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	815,532	152,246
GS Mortgage-Backed Securities Trust, “A2”, Series 2021-GR1, 144A, 2.5%, 11/25/2051	3,634,379	2,657,305
JPMorgan Mortgage Trust:
“A12”, Series 2022-3, 144A, 3.0%, 8/25/2052	2,108,307	1,921,088
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050	814,462	676,389
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050	247,823	200,398
“2A1”, Series 2006-A2, 4.177% (d), 4/25/2036	222,730	188,407
Mello Mortgage Capital Acceptance, “A3”, Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,485,908	1,815,975
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 6.299% (d), 10/25/2033	71,801	66,905
Western Mortgage Reference Notes, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.471% (d), 7/25/2059	1,218,454	1,202,158
Total Collateralized Mortgage Obligations (Cost $31,927,214)		26,022,690

Government & Agency Obligations 19.3%
Sovereign Bonds 0.4%
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	210,512
United Mexican States, 3.5%, 2/12/2034	940,000	717,765
		928,277
U.S. Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,646,812
U.S. Treasury Obligations 18.3%
U.S. Treasury Bonds:
2.0%, 11/15/2041	9,233,800	5,715,578
3.625%, 2/15/2053	6,551,300	5,104,896
U.S. Treasury Inflation-Indexed Note, 0.125%, 10/15/2026	3,196,130	2,971,610
U.S. Treasury Notes:
2.75%, 5/31/2029	4,382,600	3,923,968
3.5%, 2/15/2033	2,319,000	2,075,867
3.875%, 12/31/2027	1,279,400	1,232,122
4.0%, 12/15/2025	4,728,500	4,629,128
4.0%, 2/29/2028	1,396,200	1,350,169
4.0%, 2/28/2030	3,245,200	3,082,179

4.125%, 11/15/2032	1,817,000	1,711,813
4.625%, 9/30/2028	16,530,600	16,380,791
		48,178,121
Total Government & Agency Obligations (Cost 55,744,766)		50,753,210

Short-Term U.S. Treasury Obligations 8.0%
U.S. Treasury Bills:
5.294% (f), 1/11/2024	20,000,000	19,791,043
5.319% (f), 3/28/2024 (g)	1,200,000	1,173,738
Total Short-Term U.S. Treasury Obligations (Cost $20,964,941)		20,964,781

	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $70,220)	315	9,170

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (i) (j) (Cost $592,773)	592,773	592,773

Cash Equivalents 9.9%
DWS Central Cash Management Government Fund, 5.36% (i)	26,182,984	26,182,984
DWS ESG Liquidity Fund "Capital Shares", 5.48% (i)	3,616	3,616
Total Cash Equivalents (Cost $26,186,601)		26,186,600

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $343,602,301)	119.8	315,548,334
Other Assets and Liabilities, Net	(19.8)	(52,073,358)
Net Assets	100.0	263,474,976
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2023 are as follows:
Value ($) at 1/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2023	Value ($) at 10/31/2023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (i) (j)
3,556,428	—	2,963,655 (k)	—	—	6,747	—	592,773	592,773
Cash Equivalents 9.9%
DWS Central Cash Management Government Fund, 5.36% (i)
10,984,028	138,057,829	122,858,873	—	—	441,443	—	26,182,984	26,182,984
DWS ESG Liquidity Fund “Capital Shares”, 5.48% (i)
3,480	137	—	—	(1)	137	—	3,616	3,616
14,543,936	138,057,966	125,822,528	—	(1)	448,327	—	26,779,373	26,779,373

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2023 amounted to $573,419, which is 0.2% of net assets.

(c)	Perpetual, callable security with no stated maturity date.

(d)
Variable or floating rate security. These securities are shown at their current rate as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	When-issued or delayed delivery securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At October 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At October 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/19/2023	5	550,622	530,859	(19,763)
5 Year U.S. Treasury Note	USD	12/29/2023	21	2,206,854	2,194,008	(12,846)
Ultra Long U.S. Treasury Bond	USD	12/19/2023	127	16,265,574	14,295,437	(1,970,137)
Total unrealized depreciation						(2,002,746)

At October 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	12/29/2023	21	4,267,542	4,250,859	16,683
3 Year U.S. Treasury Note	USD	12/29/2023	27	5,595,491	5,550,188	45,303
Ultra 10 Year U.S. Treasury Note	USD	12/19/2023	146	16,541,227	15,888,906	652,321
Total unrealized appreciation						714,307

At October 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,654,777	USD	2,923,766	11/3/2023	114,414	Morgan Stanley
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$105,560,533	$—	$105,560,533
Mortgage-Backed Securities Pass-Throughs	—	49,300,717	—	49,300,717
Asset-Backed (a)	—	21,145,832	—	21,145,832
Commercial Mortgage-Backed Securities	—	15,012,028	—	15,012,028
Collateralized Mortgage Obligations	—	26,022,690	—	26,022,690
Government & Agency Obligations (a)	—	50,753,210	—	50,753,210
Short-Term U.S. Treasury Obligations	—	20,964,781	—	20,964,781
Warrants	—	—	9,170	9,170
Short-Term Investments (a)	26,779,373	—	—	26,779,373
Derivatives (b)
Futures Contracts	714,307	—	—	714,307
Forward Foreign Currency Contracts	—	114,414	—	114,414
Total	$27,493,680	$288,874,205	$9,170	$316,377,055

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,002,746)	$—	$—	$(2,002,746)
Total	$(2,002,746)	$—	$—	$(2,002,746)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$—	$(1,288,439)
Foreign Exchange Contracts	$114,414	$—
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DTRBF-PH3
R-080548-2 (1/25)